Net Income per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings Per Share, Diluted, by Common Class, Including Two Class Method
Net income	$ 187,709	$ 30,026	$ 19,776	$ 5,992	$ 18,338	$ 31,018	$ 20,722	$ 16,174	$ 243,503	$ 86,252	$ 106,386
Weighted-average number of common shares for basic net income per share									96,859,516	96,533,368	96,257,749
Incremental effect of dilutive common stock equivalents:
Unexercised stock options (in shares)									1,285,701	915,488	1,096,085
Unvested restricted stock awards (in shares)									469,884	328,210	281,705
Weighted-average number of shares for diluted net income per share									98,615,101	97,777,066	97,635,539
Net income per share - basic (in dollars per share)	$ 1.94	$ 0.31	$ 0.20	$ 0.06	$ 0.19	$ 0.32	$ 0.21	$ 0.17	$ 2.51	$ 0.89	$ 1.11
Net income per share - diluted (in dollars per share)	$ 1.90	$ 0.30	$ 0.20	$ 0.06	$ 0.19	$ 0.32	$ 0.21	$ 0.17	$ 2.47	$ 0.88	$ 1.09
Weighted average
Incremental effect of dilutive common stock equivalents:
Anti-dilutive unexercised stock options (in shares)									1,670,288	1,107,999